Business Acquisitions and Divestitures Business Acquisitions and Divestitures (Notes)	12 Months Ended
Mar. 31, 2020
Business Combinations and Divestitures [Abstract]
Business Combination Disclosure [Text Block]
18. BUSINESS ACQUISITIONS AND DIVESTITURES
Fiscal 2020 Acquisitions
During fiscal 2020, we completed several tuck-in acquisitions which continued to expand our product and service offerings in the Healthcare and Applied Sterilization Technologies segments. The aggregate purchase price associated with these transactions was approximately $120,537, net of cash acquired and including potential contingent consideration of $9,830 and deferred consideration of $893.
Fiscal 2019 Acquisitions
During fiscal 2019, we completed a minor purchase to expand our service offerings in the Applied Sterilization Technologies segment. The total purchase price was $13,313, and was financed with both cash on hand and with credit facility borrowings. Purchase price allocations will be finalized within a measurement period not to exceed one year from closing.
Fiscal 2018 Acquisitions
We completed several minor purchases that continued to expand our product and service offerings in the Healthcare and Applied Sterilization Technologies segments. The aggregate purchase price associated with these transactions was approximately $52,292, net of cash acquired and including contingent consideration of $5,018. The purchase price for the acquisitions was financed with both cash on hand and with credit facility borrowings.
Fair Value of Assets Acquired and Liabilities Assumed
The table below summarizes the allocation of the purchase price to the net assets acquired based on fair values at the acquisition dates for our fiscal 2020, 2019 and 2018 acquisitions.

	Fiscal Year 2020	Fiscal Year 2019	Fiscal Year 2018
(dollars in thousands)	All Acquisitions (1)	All Acquisitions	All Acquisitions
Cash	$8,811	$—	$235
Accounts receivable	10,331	750	1,464
Inventory	8,999	51	2,289
Property, plant and equipment	9,241	2,004	3,381
Lease right-of-use assets, net	4,462	—	—
Other assets	1,133	479	126
Intangible assets	36,500	4,070	17,404
Goodwill	74,531	6,614	32,384
Total Assets	154,008	13,968	57,283
Current liabilities	(20,659)	(146)	(2,077)
Non-current liabilities	(4,000)	(509)	(2,679)
Total Liabilities	(24,659)	(655)	(4,756)
Net Assets	$129,349	$13,313	$52,527
(1) Purchase price allocation is still preliminary as of March 31, 2020, as valuations have not been finalized.
Acquisition related transaction and integration costs totaled $8,225, $8,901, and $16,211 for the fiscal years ended March 31, 2020, 2019, and 2018, respectively. These costs are included in Selling, general, and administrative expenses in the Consolidated Statements of Income.
Divestitures
Fiscal 2020
During fiscal 2020, we sold the operations of our hospital sterilization services business that was located in China. We recorded proceeds of $439, net of cash divested, and recognized a pre-tax loss on the sale of $2,365 in the selling, general and administrative expense line of the Consolidated Statements of Income. The business generated annual revenues of approximately $5,000.
Fiscal 2018
Synergy Health Healthcare Consumable Solutions
On November 20, 2017, we sold our Synergy Health Healthcare Consumable Solutions ("HCS") business to Vernacare. Annual revenues for the HCS business were approximately $40,000 and were included in the Healthcare segment. We recorded proceeds of $8,891, net of cash divested, including a working capital adjustment. We also recognized a pre-tax loss on the sale, subject to final working capital adjustments, of $12,972 in Selling, general, and administrative expense in the Consolidated Statement of Income.
Loans Receivable
In connection with an equity investment of $4,955, we agreed to provide a credit facility of up to approximately $10,000 for a term of up to seven years ending in 2025. The loan carries an interest rate of 4% compounded daily and interest is payable annually. Outstanding borrowings under the agreement totaled $7,084 at March 31, 2020 and $7,465 at March 31, 2019.
In connection with the fiscal 2017 divestiture of Synergy Health Netherlands Linen Management Services, we entered into a loan agreement to provide financing of up to €15,000 for a term of up to 15 years. The loan carried an interest rate of 4% for the first four years and 12% thereafter. The loan was renegotiated during the third quarter of fiscal 2020. According to the new terms of the loan agreement, the outstanding balance at October 31, 2019, of €7,300, will be repaid in six equal annual installments beginning on October 18, 2022. The loan carries an interest rate of 4% for the first four years and 8% thereafter. Outstanding borrowings under the agreement totaled $8,072 (or €7,300) at March 31, 2020 and $8,494 (or €7,550) at March 31, 2019.Amounts for loan receivables as noted above are recorded in the "Other assets" line of our Consolidated balance sheets. Interest income is not material.